UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 16, 2006
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$243,613	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
3,894
115,540
Sole
None
115,540
ALLTEL CORP COM
020039103
3,223
58,079
Sole
None
58,079
ALTRIA GROUP INC COM
02209s103
601
7,855
Sole
None
7,855
AMERICAN EXPRESS CO COM
025816109
2,006
35,775
Sole
None
35,775
AMERICAN INTL GROUP INC COM
026874107
3,593
54,225
Sole
None
54,225
AQUANTIVE INC COM
03839g105
2,923
123,765
Sole
None
123,765
AVIS BUDGET GROUP COM
053774105
1,114
60,903
Sole
None
60,903
BAKER HUGHES INC COM
057224107
1,910
28,000
Sole
None
28,000
BANK OF AMERICA CORP COM
060505104
811
15,131
Sole
None
15,131
BEAZER HOMES USA INC COM
07556Q105
2,917
74,728
Sole
None
74,728
BIG LOTS INC COM
089302103
4,529
228,642
Sole
None
228,642
BJS WHOLESALE CLUB INC COM
05548J106
2,575
88,245
Sole
None
88,245
BP PLC SPONSORED ADR
055622104
888
13,542
Sole
None
13,542
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
4,301
103,070
Sole
None
103,070
BRINKER INTL INC COM
109641100
4,491
112,035
Sole
None
112,035
BRISTOL-MYERS SQUIBB CO COM
110122108
1,351
54,195
Sole
None
54,195
CAMDEN PPTY TR SH BEN INT
133131102
3,319
43,671
Sole
None
43,671
CATERPILLAR INC DEL COM
149123101
309
4,700
Sole
None
4,700
CENTEX CORP COM
152312104
1,262
23,975
Sole
None
23,975
CHEVRON CORP NEW COM
166764100
1,752
27,017
Sole
None
27,017
CISCO SYS INC COM
17275R102
3,048
132,643
Sole
None
132,643
CITIGROUP INC COM
172967101
2,345
47,211
Sole
None
47,211
COMCAST CORP COM CL A
20030N101
4,438
120,281
Sole
None
120,281
DATATRAK INTL INC COM
238134100
56
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
1,981
53,050
Sole
None
53,050
DWS INTL FD INC EMRG MKT
23337r502
1,461
60,337
Sole
None
60,337
DWS INTL FD INC EUROP EQT CL A
23337r601
859
24,138
Sole
None
24,138
E M C CORP MASS COM
268648102
139
11,580
Sole
None
11,580
E MED FUTURE INC COM
26875d108
1
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
2,095
93,540
Sole
None
93,540
EMDEON CORP COM
290849108
540
46,135
Sole
None
46,135
EOG RES INC COM
26875P101
4,392
67,510
Sole
None
67,510
ESTEE LAUDER COS INC COM
518439104
3,633
90,090
Sole
None
90,090
EXXON CORP COM
30231G102
1,088
16,210
Sole
None
16,210
FIFTH THIRD FDS MICROCP VAL AD
31678r403
140
17,890
Sole
None
17,890
FIRSTMERIT CORP COM
337915102
2,339
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
5,461
100,570
Sole
None
100,570
FRANKLIN RES INC COM
354613101
4,076
38,543
Sole
None
38,543
FREESCALE SEMICONDUCTR CL B
35687m206
4,338
114,129
Sole
None
114,129
GATX CORP COM
361448103
4,433
107,145
Sole
None
107,145
GENCORP INC COM
368682100
2,833
220,614
Sole
None
220,614
GENERAL ELEC CO COM
369604103
4,024
113,986
Sole
None
113,986
HALLIBURTON CO COM
406216101
4,062
142,790
Sole
None
142,790
HEWLETT PACKARD CO COM
428236103
4,950
134,923
Sole
None
134,923
HOST HOTELS & RESORTS COM
44107p104
918
40,019
Sole
None
40,019
INTEL CORP COM
458140100
3,561
173,114
Sole
None
173,114
INTERNATIONAL BUS MACH COM
459200101
350
4,275
Sole
None
4,275
ITT INDS INC IND COM
450911102
1,533
29,900
Sole
None
29,900
J P MORGAN CHASE & CO COM
46625H100
1,508
32,115
Sole
None
32,115
JO-ANN STORES INC COM
47758P307
2,662
159,200
Sole
None
159,200
KENNAMETAL INC COM
489170100
3,555
62,745
Sole
None
62,745
KIMBERLY CLARK CORP COM
494368103
358
5,484
Sole
None
5,484
LEHMAN BROS HLDGS INC COM
524908100
5,007
67,785
Sole
None
67,785
LOEWS CORP COM
540424108
2,484
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
3,424
74,875
Sole
None
74,875
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
441
11,950
Sole
None
11,950
MERCK & CO INC COM
589331107
4,195
100,129
Sole
None
100,129
MICROSOFT CORP COM
594918104
241
8,826
Sole
None
8,826
MORGAN STANLEY COM NEW
617446448
707
9,694
Sole
None
9,694
MOTOROLA
620076109
4,831
193,240
Sole
None
193,240
NATIONAL SEMICONDUCTOR COM
637640103
3,481
147,925
Sole
None
147,925
NEWFIELD EXPL CO COM
651290108
3,516
91,226
Sole
None
91,226
NORDSON CORP COM
655663102
4,206
105,525
Sole
None
105,525
NORDSTROM INC COM
655664100
6,671
157,705
Sole
None
157,705
NORTHROP GRUMMAN CORP COM
666807102
2,799
41,118
Sole
None
41,118
OHIO SVGS FINL CORP COM
677502106
987
87
Sole
None
87
OMNOVA SOLUTIONS INC COM
682129101
1,611
385,450
Sole
None
385,450
ORACLE CORP COM
68389X105
4,354
245,455
Sole
None
245,455
PFIZER INC COM
717081103
944
33,281
Sole
None
33,281
PROCTER & GAMBLE CO COM
742718109
665
10,730
Sole
None
10,730
PROGRESSIVE CORP OHIO COM
743315103
6,127
249,660
Sole
None
249,660
REALOGY CORP COM
75605E100
1,352
59,625
Sole
None
59,625
SCHLUMBERGER LTD COM
806857108
4,543
73,240
Sole
None
73,240
SCHWAB CHARLES CORP NEW COM
808513105
4,302
240,225
Sole
None
240,225
SCUDDER ADVISOR FDS INTL EQUTY INV
23336y409
214
7,271
Sole
None
7,271
SIMON PPTY GROUP NEW COM
828806109
2,009
22,168
Sole
None
22,168
ST PAUL TRAVELERS INC COM
792860108
4,372
93,234
Sole
None
93,234
STARWOOD HOTELS&RESORT PAIRED CTF
85590a401
3,975
69,504
Sole
None
69,504
STERIS CORP COM
859152100
3,405
141,527
Sole
None
141,527
TEMPUR PEDIC INTL INC COM
88023u101
4,582
266,850
Sole
None
266,850
TENET HEALTHCARE CORP COM
88033G100
2,440
299,725
Sole
None
299,725
TERADYNE INC COM
880770102
2,569
195,225
Sole
None
195,225
TETRA TECH INC NEW COM
88162G103
4,301
246,891
Sole
None
246,891
TIME WARNER INC COM
887317105
4,236
232,363
Sole
None
232,363
TRANSOCEAN INC COM
G90078109
5,311
72,519
Sole
None
72,519
UBS AG ORD
H89231338
440
7,418
Sole
None
7,418
WACHOVIA CORP 2ND NEW COM
929903102
1,797
32,207
Sole
None
32,207
WALT DISNEY CO COM
254687106
4,898
158,457
Sole
None
158,457
WILD OATS MARKETS INC COM
96808B107
5,146
318,434
Sole
None
318,434
WINDSTREAM CORP COM
97381W104
715
54,193
Sole
None
54,193
WYNDHAM WORLDWIDE CORP COM
98310W108
1,368
48,900
Sole
None
48,900







TOTAL PORTFOLIO
243,613






91